DEBT (Tables)	6 Months Ended
Jun. 30, 2019
Convertible Notes
Debt
Schedule of principal, imbedded derivatives and carrying value of debts

During the year ended December 31, 2018, the Company issued convertible notes (the “Notes”) to existing stockholders in the Company, including $3.35 million to board members. At issuance, the following amounts were recorded:

			Fair Value of
	Note	Fair Value of	Change in	Debt	Carrying
	Principal	Conversion	Control	Issuance	Amount of
Note Issuance Date	Amount	Feature	Feature	Costs	the Note	Maturity Date
January 2018	$5,000,000	$(2,579,074)	$(78,637)	$(35,969)	$2,306,320	July 2019
June 2018	1,000,000	(714,041)	(10,175)	(3,000)	272,784	Dec. 2019
November 2018	1,150,400	—	(21,127)	(50,646)	1,078,627	May 2020
December 2018	150,000	—	(2,857)	(14,310)	132,833	May 2020
Total	$7,300,400	$(3,293,115)	$(112,796)	$(103,925)	$3,790,564

During the six months ended June 30, 2019, the Company issued convertible notes (the “Notes”) to existing stockholders in the Company, including $0.1 million to a board member. At issuance, the following amounts were recorded:

			Fair Value of
	Note	Fair Value of	Change in	Debt	Carrying
	Principal	Conversion	Control	Issuance	Amount of
Note Issuance Date	Amount	Feature	Feature	Costs	the Note	Maturity Date
January 2019	$450,000	$(172,227)	$(10,655)	$(29,358)	$237,760	May 2020
February 2019	1,000,000	(284,448)	(17,931)	(55,875)	641,746	June 2020
Total	$1,450,000	$(456,675)	$(28,586)	$(85,233)	$879,506

Schedule of changes of embedded derivative of convertible notes

		Change in
	Conversion	Control
	feature	feature
Balance at January 1, 2019	$1,623,009	$118,213
Fair value at issuance — January 2019 notes	172,227	10,655
Fair value at issuance — February 2019 notes	284,448	17,931
Change in fair value of embedded derivatives	1,531,221	(146,799)
Balance at April 5, 2019	$3,610,905	$—

Summary of significant assumptions used in the valuation of embedded features of convertible debts

Conversion feature – Crossover Triggered:

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At Issuance	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.49	0.17	—	—	0.02	0.02
Probability of conversion	80%	75%	—	—	60%	60%

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At December 31, 2018	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.02	0.02	—	—	—	—
Probability of conversion	60%	60%	—	—	—	—

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At March 31, 2019	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.02	0.02	—	—	0.02	0.02
Probability of conversion	0%	0%	—	—	0%	0%

Conversion feature – IPO Triggered / Reverse Merger/Qualified Financing Triggered:

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At Issuance	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	—	—	—	—	0.25	0.18
Probability of conversion	—	—	—	—	20%	20%

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At December 31, 2018	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.33	0.33	—	—	—	—
Probability of conversion	20%	20%	—	—	—	—

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At March 31, 2019	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.08	0.08	—	—	0.08	0.08
Probability of conversion	80%	80%	—	—	80%	80%

Change in Control feature:

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At Issuance	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	1.24	0.83	0.47	0.38	0.33	0.33
Probability of conversion	3%	3%	3%	3%	3%	3%

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At December 31, 2018	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.41	0.41	0.41	0.41	—	—
Probability of conversion	3%	3%	3%	3%	—	—

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At March 31, 2019	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.17	0.17	0.17	0.17	0.17	0.17
Probability of conversion	3%	3%	3%	3%	3%	3%

Senior Secured Convertible Notes
Debt
Schedule of principal, imbedded derivatives and carrying value of debts

	Note	Fair Value of	Original	Debt	Carrying
	Principal	Redemption	Issue	Issuance	Amount of
Note Issuance Date	Amount	Feature	Discount	Costs	the Note	Maturity Date
May 2019	$2,415,000	$(41,398)	(465,000)	(13,969)	$1,894,633	September 2019

Convertible Promissory Notes
Debt
Schedule of principal, imbedded derivatives and carrying value of debts

	Note	Fair Value of	Carrying
	Principal	Redemption	Amount of
Note Issuance Date	Amount	Feature	the Note	Conversion Date
April 2019	$900,000	$(18,053)	$881,947	May 2019